MyDestination 2015 Fund Investment Risks - MyDestination 2015 Fund	Dec. 31, 2025
Alternative Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Alternative Investments Risk: Alternative investments use a different approach to investing than do traditional investments (i.e., stocks, bonds and cash) and the performance of alternative investments is not expected to correlate closely with more traditional investments; however, it is possible that alternative investments will decline in value along with equity or fixed income markets, or both, or that they may not otherwise perform as expected. Alternative investments may have different characteristics and risks than do traditional investments; can be highly volatile; are often less liquid, particularly in periods of stress; are generally more complex and less transparent; and may have more complicated tax profiles than traditional investments. In addition, the performance of alternative investments may be more dependent on an investment manager's experience and skill than traditional investments. The use of alternative investments may not achieve the desired effect.
Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Asset Allocation Risk: The Fund is subject to asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Fund to underperform other funds with a similar investment objective.
Below-Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
Controlling Voting Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk: There is a risk that the issuer of a fixed income investment may fail to pay interest or even principal due in a timely manner or at all. The value of a fixed income security may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Emerging Markets Risk: When investing in emerging markets, the risks of investing in foreign securities is heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets are financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, and Asia (excluding Japan).
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity Risk: Stocks and other equity securities generally fluctuate in value more than fixed income securities and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.
Faith-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Faith-Based Investing Risk: The Fund and the Select Funds invest in accordance with the faith-based investment restrictions of GuideStone. The Fund and the Select Funds may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Fixed Income Securities Risk: The value of fixed income securities will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Growth Investing Risk: Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.
Index Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Strategy Risk: Index strategies generally involve investing in securities included in an index, or a representative sample of such securities, regardless of market trends. Investments in funds employing an index strategy may not perform as well as investments in actively managed funds that select securities based on economic, financial and market analysis, because the index strategy fund will generally not sell a security if its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the index. An index strategy fund must pay various expenses, and therefore, its return may differ from the index’s total return, which does not reflect any expenses. Cash flow into and out of a fund, portfolio transaction costs, changes in the securities that comprise the index and the fund’s valuation procedures also may affect an index strategy fund’s performance. For any Select Fund with an index strategy, the fund’s faith-based investment policies and restrictions may prevent the fund from investing in certain securities which comprise the index, which may cause the fund to have lower performance than the index and contribute to a lower correlation between the performance of the fund and the index. Therefore, there can be no assurance that the performance of the index strategy will match that of its benchmark index.
Inflation-Indexed Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Inflation-Indexed Debt Securities Risk: Inflation-indexed debt securities are fixed income securities whose principal value is periodically adjusted according to inflation. Inflation-linked debt securities, including U.S. Treasury inflation-indexed securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed debt securities may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities may be difficult to predict and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, the Fund may have no income at all from such investments.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries and contribute to heightened market volatility, which may adversely affect the Fund’s investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, financial institution failures, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Preferred Stock Risk: Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities and is also subject to many of the risks associated with debt securities, including interest rate risk. Shareholders may suffer a loss of value if dividends are not paid. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
Real Estate Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Real Estate Investing Risk: Investments in REITs and other real estate-related company securities will fluctuate due to factors affecting the real estate market, including, among others, interest rates, overbuilding, changes in rental fees, limited diversification and changes in law. In addition, REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are also dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Risk of Investing in Underlying Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	●Risk of Investing in Underlying Funds: Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly. The Fund’s risks will directly correspond to the risks of the underlying funds in which it invests, and the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes could cause the Fund to underperform compared to other funds with a similar investment objective.
Small Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Small Capitalization Companies Risk: An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Value Investing Risk: There is a risk that value-oriented investments may not perform as well as the rest of the stock market as a whole. Value stocks may remain undervalued or may decrease in value during a given period or may not ever realize what the investment manager believes to be their full value.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, it is possible to lose money by investing in the Fund including losses near, at or after the Target Date.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.